HOME EQUITY LOAN-BACKED TERM NOTES, GMACM SERIES 2006-HE4
                     PAYMENT DATE        10/25/2006

Cut-Off Period Date                                               09/30/06
Determination Date                                                10/18/06
Record Date                                                       10/24/06
Payment Date                                                      10/25/06
Actual Days in Accrual Period (30/360)                                  28

SERVICING CERTIFICATE
Beginning Pool Balance                                      856,448,671.30
Beginning PFA                                               285,482,890.43
Ending Pool Balance                                         848,620,143.79
Ending PFA Balance                                          285,482,890.43
Principal Collections                                        41,577,652.54
Principal Draws                                              33,749,125.03
Net Principal Collections                                                -
Active Loan Count                                                   17,073

Interest Collections                                          4,825,257.39

Additional Mortgage Loans - Revolving Period                          0.00
Additional Mortgage Loans - Due to Funding Event                      0.00

Net WAC Rate                                                      7.95620%
Substitution Adjustment Amount                                        0.00

Excess Cash                                                   1,683,970.55
Excess Spread Percentage                                             1.60%
Excess Spread Target                                                 2.00%


                                                                BEGINNING         ENDING
TERM NOTES                                                         BALANCE         BALANCE            FACTOR         PRINCIPAL
----------                                                        -------         -------             ------         ---------
Class A-1                                                     516,972,000.00   516,972,000.00        1.0000000             0.00
Class A-2                                                     342,335,000.00   342,335,000.00        1.0000000             0.00
Class A-3                                                     276,915,000.00   276,915,000.00        1.0000000             0.00
Variable Pay Revolving Notes - A-1                             22,838,631.00    21,154,660.60        0.9262666     1,683,970.40
Variable Pay Revolving Notes - A-2                                      1.00             0.93        0.0000000             0.07
Variable Pay Revolving Notes - A-3                                      1.00             0.93        0.0000000             0.07
Certificates                                                               -                -                -                -



                                                                                INTEREST   SECURITY
TERM NOTES   (Continued)                                        INTEREST       SHORTFALLS     %          COUPON
----------                                                      ---------      ----------     -          ------
Class A-1                                                       2,169,674.04       0.00     44.60%         5.3960%
Class A-2                                                       1,455,380.20       0.00     29.54%         5.4660%
Class A-3                                                       1,185,873.10       0.00     23.89%         5.5060%
Variable Pay Revolving Notes - A-1                                 98,338.07       0.00      1.83%         5.5360%
Variable Pay Revolving Notes - A-2                                      0.00       0.00      0.00%         5.5360%
Variable Pay Revolving Notes - A-3                                      0.00       0.00      0.00%         5.5360%
Certificates                                                            0.00          -         -               -




Beginning Overcollateralization Amount                        (17,129,071.27)
Overcollateralization Amount Increase (Decrease)                1,683,970.55
Outstanding Overcollateralization Amount                      (15,445,100.72)
Target Overcollateralization Amount                             5,795,303.16

Credit Enhancement Draw Amount                                          0.00
Unreimbursed Prior Draws                                                0.00


                                                                                      NUMBER      PERCENT        FORECLOSURE
                                                                     BALANCE         OF LOANS    OF BALANCE         UNITS
                                                                     -------         --------    ----------         -----
Delinquent Loans (30 Days)*                                                -             0         0.00%              0
Delinquent Loans (60 Days)*                                        73,473.38             1         0.01%              0
Delinquent Loans (90 Days)*                                                -             0         0.00%              0
Delinquent Loans (120 Days)*                                               -             0         0.00%              0
Delinquent Loans (150 Days)*                                               -             0         0.00%              0
Delinquent Loans (180+ Days)*                                              -             0         0.00%              0
REO                                                                        -             0         0.00%
Bankruptcy                                                                 -             0         0.00%
Foreclosures                                                               -             0         0.00%


                                                                                BANKRUPTCY                  REO
(Continued)                                                          DOLLARS      UNITS     DOLLARS        UNITS          DOLLARS
                                                                     -------      -----     -------        -----          -------
Delinquent Loans (30 Days)*                                            0.00         0         0.00           0             0.00
Delinquent Loans (60 Days)*                                            0.00         0         0.00           0             0.00
Delinquent Loans (90 Days)*                                            0.00         0         0.00           0             0.00
Delinquent Loans (120 Days)*                                           0.00         0         0.00           0             0.00
Delinquent Loans (150 Days)*                                           0.00         0         0.00           0             0.00
Delinquent Loans (180+ Days)*                                          0.00         0         0.00           0             0.00
REO
Bankruptcy
Foreclosures


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                          LIQUIDATION TO-DATE
Beginning Loss Amount                                            0.00
Current Month Loss Amount                                        0.00
Current Month Recoveries                                         0.00
                                         -----------------------------
Ending Loss Amount                                               0.00      0.00%

                                          RECOVERY TO-DATE
Beginning Recovery Amount                                        0.00
Current Month Recovery Amount                                    0.00
                                         -----------------------------
Ending Recovery Amount                                           0.00


                                                                      SPECIAL HAZARD           FRAUD          BANKRUPTCY
Beginning Amount                                                                       0.00      0.00             0.00
Current Month Loss Amount                                                              0.00      0.00             0.00
Ending Amount                                                                             -         -                -


Extraordinary Event Losses                                                             0.00
Excess Loss Amounts                                                                    0.00

Cuurent Month Repurchases Units                                                        0.00
Cuurent Month Repurchases ($)                                                          0.00


FUNDING ACCOUNT
Beginning Funding Account Balance                                                      0.00
Deposit to Funding Account                                                     7,828,527.51
Excess Of Draws over Principal Collections                                             0.00
Payment for Additional Purchases                                                       0.00
Prefunding balance sent to Funding account                                             0.00
Add Variable Funding Note                                                              0.00
                                                               -----------------------------
Ending Funding Account Balance as of Payment Date                              7,828,527.51
Interest earned for Collection Period                                                  0.00
Interest withdrawn related to prior Collection Period                                  0.00

PRE-FUNDING ACCOUNT
Beginning Pre-Funding Account Balance                                        285,482,890.43
Deposit to Pre-Funding Account                                                         0.00
Excess Of Draws over Principal Collections                                             0.00
Payment for Additional Purchases                                                       0.00
Remaining balance sent to Funding Account                                              0.00
                                                               -----------------------------
Ending Pre-Funding Account Balance as of Payment Date                        285,482,890.43
Interest earned for Collection Period                                            164,216.71
Interest withdrawn related to prior Collection Period                                  0.00

CAPITALIZED INTEREST ACCOUNT
Beginning CIA Account Balance                                                  3,169,831.96
Withdrawal from CIA Account                                                    1,718,301.88
Remaining balance sent to GMACM                                                        0.00
                                                               -----------------------------
Ending CIA Account Balance as of Payment Date                                  1,451,530.08
Interest earned for Collection Period                                              1,366.04
Interest withdrawn related to prior Collection Period                                  0.00

CASH FLOWS RECEIVED
Principal Collections                                                         41,577,652.54
Principal Draws                                                              (33,749,125.03)
Interest Collections                                                           5,182,111.00
Servicer Advances                                                                      0.00
Pre-Funding Account remaining balance withdrawn                                        0.00
Capital Interest Account withdrawal                                            1,718,301.88
Reinvestment Income                                                              165,582.75
Substitution Adjustment Amount                                                         0.00
Recovery Amounts                                                                       0.00
                                                               -----------------------------
TOTAL CASH FLOWS RECEIVED                                                     14,894,523.14

CASH FLOWS DISTRIBUTED
Principal Distribution                                                         9,512,498.06
Interest Distribution                                                          4,909,265.41
Residual Amount - Certificates                                                         0.00
Servicer Advances - Reimbursement                                                      0.00
GMACM Service Fee                                                                356,853.61
GMACM Recovery Fee                                                                     0.00
Credit Enhancer Fee - FGIC                                                       115,906.06
                                                               -----------------------------
TOTAL CASH FLOWS DISTRIBUTED                                                  14,894,523.14

NET CASH FLOWS REMAINING                                                               0.00



BULLET TERMINATION EVENTS                                              YES/NO
-------------------------                                             ------

1) Term Notes have been downgraded below AAA/Aaa by S&P
and Moodys, respectively                                                No

2) Trust failed to receive advance of funds from VPRN holder
or failed to issue and sell an additional VPRN                          No

3) An event of Default under the Indenture or an Enhancer
Default                                                                 No

4-A) For 3 consecutive months, the average amount in the Funding Account not used to purchase additional balances or subsequent mortgage loans is greater than 30% of the amount actually used
to purchase additional balances or subsequent transfer loans.           No

4-B) For 6 consecutive  months,  the average  amount in the
Funding  Account not used to purchase additional balances or subsequent mortgage loans is greater than 20% of the amount
actually used to purchase additional balances or subsequent
transfer loans.                                                         No

FUNDING EVENT                                                          YES/NO

Reserve  Sub-Account  balance is more than  $2,000,000,
provided  that the Note Balance of the VPRN has been reduced
to zero and the Overcollateralization Target Amount has been met.       No

SERVICING TRIGGER EVENT                                                 No

Step Down Date                                                          No

Step Up Date - Class A-1                                                No
Step Up Date - Class A-2                                                No
Step Up Date - Class A-3                                                No